Subsequent Events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	Subsequent Events The Group has evaluated subsequent events after December 31, 2024, up to the date of issuance, April 30, 2025, of the Consolidated Financial Statements, and has not identified any recordable or disclosable events not otherwise reported in these Consolidated Financial Statements or notes thereto